CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total revenues	¥ 1,018,139	$ 143,402	¥ 985,517	¥ 944,722
Cost of revenues	296,868	41,813	294,343	284,098
Research and development expenses	257,546	36,275	313,481	415,334
Sales and marketing expenses	199,504	28,100	156,916	202,093
General and administrative expenses	104,334	14,695	109,195	97,445
Related Party
Total revenues	1,388	196	1,224	2,157
Cost of revenues	5,277	743	4,708	1,524
Research and development expenses	16,264	2,291	18,293	22,416
Sales and marketing expenses	5,370	756	4,549	3,797
General and administrative expenses	¥ 3,534	$ 498	¥ 3,455	¥ 3,164